SHORT-TERM BANK LOANS (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Loan from bank A in Taiwan dated July 2014 [Member]
Short-term Debt [Line Items]
Amount outstanding				$ 15,000		$ 10,000
Interest rate spread over LIBOR						0.80%
Effective interest rate	1.63%				1.63%
Loan from bank A in Taiwan dated July 2014 [Member] | First Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding				10,000
Loan from bank A in Taiwan dated July 2014 [Member] | Second Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding				$ 5,000
Loan from bank A in Taiwan dated January 2015 [Member]
Short-term Debt [Line Items]
Interest rate spread over LIBOR					0.80%
Stated interest rate	1.63%				1.63%
Loan from bank A in Taiwan dated January 2015 [Member] | Second Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding					$ 5,000
.0151					Jan. 28, 2016
Loan from bank A in Taiwan dated January 2015 [Member] | First Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding					$ 5,000
.0151					Jan. 27, 2016
Loan from bank A in Taiwan dated January 2015 [Member] | Third Tranche [Member]
Short-term Debt [Line Items]
Amount outstanding					$ 5,000
.0151					Jan. 30, 2016
Loan from bank A in Taiwan dated May 2015 [Member]
Short-term Debt [Line Items]
Amount outstanding					$ 15,000
Interest rate spread over LIBOR					1.30%
Stated interest rate	1.5178%				1.5178%
.0151					Mar. 15, 2016
Loan from bank A in Taiwan dated December 2015 [Member]
Short-term Debt [Line Items]
Amount outstanding	$ 5,000
Interest rate spread over LIBOR	1.30%
Stated interest rate	1.9031%				1.9031%
.0151	Mar. 29, 2016
Loan from bank C in Taiwan dated July 2015 [Member]
Short-term Debt [Line Items]
Amount outstanding		$ 18,000
Stated interest rate		1.40%
.0151		Mar. 22, 2016
Loan from bank C in Taiwan dated December 2015 [Member]
Short-term Debt [Line Items]
Amount outstanding	$ 5,000
Stated interest rate	1.50%				1.50%
.0151	Jun. 28, 2016
Loan from bank C in Hong Kong dated December 2012 [Member]
Short-term Debt [Line Items]
Amount outstanding							$ 8,500
Stated interest rate							1.84%
Loan from bank C in Hong Kong dated December 2012 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Stated interest rate							1.34%
Loan from bank C in Hong Kong dated December 2012 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Stated interest rate							1.82%
Loan from bank C in Hong Kong dated December 2014 [Member]
Short-term Debt [Line Items]
Amount outstanding			$ 11,500
.0151			Feb. 29, 2016
Loan from bank C in Hong Kong dated December 2014 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Stated interest rate			1.31%			1.31%
Loan from bank C in Hong Kong dated December 2014 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Stated interest rate			1.82%			1.82%
Loan from bank D in Hong Kong dated August 2015 [Member]
Short-term Debt [Line Items]
Amount outstanding		$ 3,000
Interest rate spread over LIBOR		1.90%
Stated interest rate	2.392%				2.392%
.0151		Mar. 09, 2016